Schedule of company and its subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Fenbo Holdings Limited [Member]
Name of company	Fenbo Holdings Limited
Date of incorporation	Sep. 30, 2022
Place of incorporation	Cayman Islands
Principal activities	Investment holding
Rich Legend Holdings Limited [Member]
Name of company	Rich Legend Holdings Limited (“RLHL”)
Date of incorporation	Oct. 21, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Intermediate holding company
Fenbo Industries Limited [Member]
Name of company	Fenbo Industries Limited (“Fenbo Industries”)
Date of incorporation	Jun. 17, 1993
Place of incorporation	Hong Kong
Principal activities	Intermediate holding company and trading of electronic appliance
Fenbo Plastic Products Factory Limited [Member]
Name of company	Fenbo Plastic Products Factory (Shenzhen) Limited (“Fenbo SZ”)
Date of incorporation	Oct. 19, 2010
Place of incorporation	People’s Republic of China (“PRC”)
Principal activities	Manufacture and production of electronic appliance
Able Industries Limited [Member]
Name of company	Able Industries Limited (“Able Industries”)
Date of incorporation	Nov. 07, 2005
Place of incorporation	Hong Kong
Principal activities	Marketing